INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES (Details) CAD / shares in Units, shares in Millions, CAD in Millions, $ in Millions				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 02, 2017 USD ($) shares	Mar. 02, 2017 CAD CAD / shares shares	Mar. 16, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance						$ 52.6	$ 56.6	$ 56.6
Purchase of additional shares of associate						7.4
Currency translation adjustment						1.4		(0.3)
Share of net earnings (loss), net of income taxes				$ 3.6	$ 2.5	10.2	7.5	6.1
Share of net loss recorded as provision								2.1
Share of dividends received						(2.1)		(11.3)
Disposal								(0.6)
Acquisition of control over associate						(4.8)
Investments in associates and joint ventures, ending balance				64.7		64.7		$ 52.6
Net proceeds from sale of a 30% interest in the Côté Gold Project				0.0	$ 0.0	$ 96.5	0.0
Merrex Gold Inc.
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Ownership interest in subsidiary						100.00%		23.00%
Sadiola
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance						$ 46.9	49.2	$ 49.2
Purchase of additional shares of associate						0.0
Currency translation adjustment						0.0		0.0
Share of net earnings (loss), net of income taxes						11.3		9.0
Share of net loss recorded as provision								0.0
Share of dividends received						(2.1)		(11.3)
Disposal								0.0
Acquisition of control over associate						0.0
Investments in associates and joint ventures, ending balance				56.1		56.1		46.9
Yatela
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance						0.0	0.0	0.0
Purchase of additional shares of associate						0.0
Currency translation adjustment						0.0		0.0
Share of net earnings (loss), net of income taxes						0.0		(2.1)
Share of net loss recorded as provision								2.1
Share of dividends received						0.0		0.0
Disposal								0.0
Acquisition of control over associate						0.0
Investments in associates and joint ventures, ending balance				0.0		0.0		0.0
Associates
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance						5.7	$ 7.4	7.4
Purchase of additional shares of associate						7.4
Currency translation adjustment						1.4		(0.3)
Share of net earnings (loss), net of income taxes						(1.1)		(0.8)
Share of net loss recorded as provision								0.0
Share of dividends received						0.0		0.0
Disposal								(0.6)
Acquisition of control over associate						(4.8)
Investments in associates and joint ventures, ending balance				$ 8.6		$ 8.6		$ 5.7
Galance Gold Ltd.
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, ending balance			$ 0.6
Proportion of ownership interest in associate			41.00%
Net proceeds from sale of a 30% interest in the Côté Gold Project			$ 0.2
Loss on sale of interests in associates			$ 0.4
INV Metals Inc.
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Purchase of additional shares of associate	$ 7.4	CAD 9.8
Proportion of ownership interest in associate						35.60%		35.60%
Additional associate shares acquired | shares	9.8	9.8
Additional associate shares purchased (in cad per share) | CAD / shares		CAD 1.00